Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information
16.	Segment Information

In accordance with criteria under Topic ASC 280, which establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company’s CODM reviews consolidated results to assess performance, make decisions, and allocates operating and capital resources of the Company as a whole, therefore, there is only one reportable segment. The CODM does not distinguish its principal business activities for the purpose of internal reporting and uses net loss to allocate resources in the annual budgeting and forecasting process, along with using that measure as a basis for evaluating financial performance quarterly by comparing the actual results with historical budgets.

Significant segment expenses that are provided to CODM on a regular basis and are included within reported measure of segment profit or loss are research and development and general and administrative. Other segment items are represented by change in fair value of simple agreements for future equity, interest and dividend income and income taxes.

The consolidated statements of operations for the years ended December 31, 2024 and 2023, reflect the significant segment expenses and other segment items, as well as the consolidated balance sheets as of December 31, 2024 and 2023, for the one reportable segment.